Securitizations and Variable Interest Entities Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Sep. 30, 2017
Securitizations and Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities
The table below summarizes select information related to the CLO vehicle in which Salus held a variable interest at September 30, 2017 and 2016:

	September 30,
	2017	2016
Maximum loss exposure	$—	$29.3

Asset-based loans receivable	$—	$29.3
Cash and other assets	2.0	13.7
Total assets of consolidated VIE	$2.0	$43.0

Subordinated long-term debt	$99.2	$135.2
Total liabilities of consolidated VIE	$99.2	$135.2